Other Current Liabilities (Components Of Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Liabilities, Current [Abstract]
Non-qualified deferred compensation plan	$ 201.4	$ 200.1
Sales and other taxes	60.6	61.5
Insurance-related	35.2	33.6
Employee benefits	59.7	42.6
Derivative liabilities	45.3	23.2
Accrued interest	15.6	14.0
Miscellaneous	36.6	34.3
Total other current liabilities	$ 454.4	$ 409.3